Financial Instruments - Disclosure of financial instruments by type of interest rate (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Short-term deposits, not classified as cash equivalents	£ 7,823	£ 44,919
Interest rate risk | Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	10,006	15,082
Interest rate risk | Fixed Interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	20,751	49,621
Cash deposits | Interest rate risk | Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	10,006	15,082
Cash deposits | Interest rate risk | Fixed Interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	12,928	4,702
Short Term Investments | Interest rate risk | Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	0	0
Short Term Investments | Interest rate risk | Fixed Interest rate
Disclosure of financial instruments by type of interest rate [line items]
Cash deposits	£ 7,823	£ 44,919